Fair value measurement - Summary of movements in level 3 assets and liabilities (Detail) - At fair value [member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	$ 1,845	$ 1,370
Losses recognised in profit or loss	2,570	475
Payout of milestone	(3,400)
Balance Ending	1,015	1,845
Available for sale [member]
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Losses recognised in profit or loss		0
Balance Ending	0
Level 3 [member]
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	1,845	1,370
Losses recognised in profit or loss	2,570	475
Payout of milestone	(3,400)
Balance Ending	$ 1,015	$ 1,845